Non-Controlling Interests - Summarized Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021 [1]
Disclosure of subsidiaries [line items]
Current assets	$ 501,483	$ 728,175
Current liabilities	89,361	$ 65,853
Nova [Member]
Disclosure of subsidiaries [line items]
Current assets	18,732
Current liabilities	19,892
Current net assets	(1,160)
Non-current assets	94,419
Non-current liabilities	45,443
Non-current net assets	48,976
Net assets and liabilities	$ 47,816

[1]	Adjustment to provisional amounts — refer to note 5(b).